Summary Prospectus October 1, 2009 American Century Investments® High-Yield Municipal Fund
Investor Class: ABHYX A Class: AYMAX	B Class: AYMBX (closed after December 1, 2009) C Class: AYMCX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at the web addresses listed below. You can also get this information at no cost by calling or sending an email request. The fund’s prospectus and other information are also available from financial intermediaries (such as banks and broker-dealers) through which shares of the fund may be purchased or sold.

Retail Investors americancentury.com/funds/fund_reports.jsp 1-800-345-2021 or 816-531-5575 prospectus@americancentury.com	Financial Professionals americancentury.com/ipro/funds/fund_reports_mf.jsp 1-800-345-6488 advisor_prospectus@americancentury.com
This summary prospectus incorporates by reference the fund’s prospectus and statement of additional information (SAI), each dated October 1, 2009, as well as the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated May 31, 2009. The fund's SAI and annual report may be obtained, free of charge, in the same manner as the prospectus.

Investment Objective

The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges on page 51 of the statement of additional information. Effective December 1, 2009, the fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder fees (fees paid directly from your investment)
	Investor	A	B	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)	None	None(1)	5.00%	1.00%
Maximum Account Maintenance Fee	$25(2)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	A	B	C
Management Fee	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%	1.00%
Other Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.62%	0.87%	1.62%	1.62%

1	Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$63	$199	$346	$775
A Class	$535	$715	$911	$1,475
B Class	$565	$812	$982	$1,720
B Class (if shares are not redeemed)	$165	$512	$882	$1,720
C Class	$165	$512	$882	$1,920

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The fund invests in municipal and other debt securities with an emphasis on high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality.

Under normal market conditions, the portfolio managers invest at least 80% of the fund’s assets in municipal securities with interest payments exempt from federal income tax. Some of these investments in municipal securities are not necessarily exempt from the federal alternative minimum tax.

The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration. The managers attempt to keep the weighted average maturity of the fund at 10 years or longer.

Although the fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

The fund’s principal risks include

•
Credit Risk – The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund invests a significant part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

•
Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Interest Rate Risk – When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•
Municipal Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Tax Risk – Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2002): 4.35%

Lowest Performance Quarter
(4Q 2008): -17.12%

As of June 30, 2009, the most recent
calendar quarter end, the fund’s
Investor Class year-to-date
return was 10.89%.

For the calendar year ended December 31, 2008	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-22.24%	-1.69%	1.85%	2.32%	03/31/1998
Return After Taxes on Distributions	-22.24%	-1.69%	1.84%	2.31%	03/31/1998
Return After Taxes on Distributions and Sale of Fund Shares	-12.61%	-0.50%	2.45%	2.85%	03/31/1998
A Class Return Before Taxes	-25.94%	-2.83%	—	-1.40%	01/31/2003
B Class Return Before Taxes	-27.02%	-2.89%	—	-1.54%	01/31/2003
C Class Return Before Taxes	-23.02%	-2.67%	—	-0.83%	07/24/2002
Barclays Capital Long-Term Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)	-14.68%	0.82%	3.36%	3.65%(2)	—

1	Formerly Lehman Brothers Long-Term Municipal Bond Index.

2	Reflects benchmark performance since the date closest to the Investor Class’s inception for which data is available.

After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Manager

Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has had or shared primary responsibility for the management of the fund since 1998, and has served on teams managing fixed-income investments since joining the advisor in 1987.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts and fee based accounts do not have a minimum purchase amount. The minimum initial amount for Coverdell Education Savings Accounts (CESA) is $5,000 unless the account is opened through a financial intermediary. To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SUM-66319    0910

Summary Prospectus October 1, 2009 American Century Investments® Long-Term Tax-Free Fund
Investor Class: ACLVX Institutional Class: ACLSX	A Class: MMBAX B Class: MMDBX (closed after December 1, 2009)	C Class: ACTCX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at the web addresses listed below. You can also get this information at no cost by calling or sending an email request. The fund’s prospectus and other information are also available from financial intermediaries (such as banks and broker-dealers) through which shares of the fund may be purchased or sold.

Retail Investors americancentury.com/funds/fund_reports.jsp 1-800-345-2021 or 816-531-5575 prospectus@americancentury.com	Financial Professionals americancentury.com/ipro/funds/fund_reports_mf.jsp 1-800-345-6488 advisor_prospectus@americancentury.com
This summary prospectus incorporates by reference the fund’s prospectus and statement of additional information (SAI), each dated October 1, 2009, as well as the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated May 31, 2009. The fund's SAI and annual report may be obtained, free of charge, in the same manner as the prospectus.

Investment Objective

The fund seeks a high level of current income exempt from federal income taxes, consistent with preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges on page 51 of the statement of additional information. Effective December 1, 2009, the fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)	None	None	None(1)	5.00%	1.00%
Maximum Account Maintenance Fee	$25(2)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C
Management Fee	0.48%	0.28%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.49%	0.29%	0.74%	1.49%	1.49%

1	Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$50	$157	$275	$617
Institutional Class	$30	$93	$163	$369
A Class	$522	$676	$843	$1,327
B Class	$552	$772	$914	$1,576
B Class (if shares not redeemed)	$152	$472	$814	$1,576
C Class	$152	$472	$814	$1,778

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

Under normal market conditions, the fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in investment-grade municipal obligations with interest payments exempt from federal taxes. The fund will typically invest in long-term debt securities. Under normal market conditions, the fund will maintain a weighted average maturity of more than ten years.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below). The fund also may invest in securities which, while not rated, are determined by the investment advisor to be of comparable quality to those rated below investment-grade.

The fund’s principal risks include

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes.

•
Municipal Securities Risk – The fund invests primarily in municipal securities and will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Loss of Tax Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2002): 5.00% Lowest Performance Quarter (2Q 2008): -3.27% As of June 30, 2009, the most recent calendar quarter end, the fund’s A Class year-to-date return was 6.46%.

For the calendar year ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception	Inception Date
A Class Return Before Taxes	-6.30%	0.94%	3.41%	4.34%	03/31/1997
Return After Taxes on Distributions	-6.30%	0.84%	3.16%	4.05%	03/31/1997
Return After Taxes on Distributions and Sale of Fund Shares	-2.88%	1.25%	3.31%	4.12%	03/31/1997
Investor Class Return Before Taxes	-1.62%	—	—	1.45%	04/03/2006
Institutional Class Return Before Taxes	-1.43%	—	—	1.65%	04/03/2006
B Class Return Before Taxes	-6.61%	0.97%	3.19%	4.04%	03/31/1997
C Class Return Before Taxes	-2.61%	—	—	0.45%	04/03/2006
Barclays Capital Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%	4.97%(2)	—

1	Formerly Lehman Brothers Municipal Bond Index.

2	Reflects benchmark performance since the date closest to the A Class’s inception for which data is available.

The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1987.

Alan Kruss, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1997.

Joseph Gotelli, Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. The minimum initial amount for Institutional Class is generally $5 million ($3 million for endowments and foundations). Broker-dealer sponsored wrap program accounts and fee based accounts do not have a minimum purchase amount. The minimum initial amount for Coverdell Education Savings Accounts (CESA) is $5,000 unless the account is opened through a financial intermediary. To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income tax that is exempt from regular federal income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SUM-66320    0910

Summary Prospectus October 1, 2009 American Century Investments® Tax-Free Bond Fund
Investor Class: TWTIX Institutional Class: AXBIX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at the web addresses listed below. You can also get this information at no cost by calling or sending an email request. The fund’s prospectus and other information are also available from financial intermediaries (such as banks and broker-dealers) through which shares of the fund may be purchased or sold.

Retail Investors americancentury.com/funds/fund_reports.jsp 1-800-345-2021 or 816-531-5575 prospectus@americancentury.com	Financial Professionals americancentury.com/ipro/funds/fund_reports_mf.jsp 1-800-345-6488 advisor_prospectus@americancentury.com
This summary prospectus incorporates by reference the fund’s prospectus and statement of additional information (SAI), each dated October 1, 2009, as well as the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated May 31, 2009. The fund's SAI and annual report may be obtained, free of charge, in the same manner as the prospectus.

Investment Objective

The fund seeks safety of principal and high current income that is exempt from federal income tax.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional
Maximum Account Maintenance Fee	$25(1)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional
Management Fee	0.48%	0.28%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.49%	0.29%

1	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$50	$157	$275	$617
Institutional Class	$30	$93	$163	$369

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s assets in debt securities with interest payments exempt from federal income tax. The portfolio managers may buy securities of varying maturity ranges.

The portfolio managers also may buy investment-grade debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. No more than 20% of the fund’s assets may be invested in these securities.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below). The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.

The fund’s principal risks include

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

•
Municipal Securities Risk – The fund invests primarily in municipal securities and will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Loss of Tax-Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2002): 4.51%

Lowest Performance Quarter
(2Q 2004): -2.09%

As of June 30, 2009, the most recent
calendar quarter end, the fund’s
Investor Class year-to-date
return was 5.02%.

For the year ended December 31, 2008	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-0.27%	2.47%	3.92%	5.08%	03/02/1987
Return After Taxes on Distributions	-0.27%	2.47%	3.88%	—	03/02/1987
Return After Taxes on Distributions and Sale of Fund Shares	1.20%	2.67%	3.92%	—	03/02/1987
Institutional Class Return Before Taxes	-0.07%	2.67%	—	2.99%	04/15/2003
Barclays Capital Municipal 5-Year General Obligation Bond Index(1) (reflects no deduction for fees, expenses or taxes)	5.78%	3.65%	4.55%	5.53%(2)	—

1	Formerly Lehman Brothers Municipal 5-Year General Obligation Index.

2	Reflects benchmark performance since the date closest to the Investor Class’s inception for which data is available.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1987.

Alan Kruss, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1997.

Joseph Gotelli, Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. The minimum initial amount for Institutional Class is generally $5 million ($3 million for endowments and foundations). Broker-dealer sponsored wrap program accounts and fee based accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts (CESA) is $5,000 unless the account is opened through a financial intermediary. To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SUM-66322    0910

Summary Prospectus October 1, 2009 American Century Investments® Tax-Free Money Market Fund
Investor Class: BNTXX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at the web addresses listed below. You can also get this information at no cost by calling or sending an email request. The fund’s prospectus and other information are also available from financial intermediaries (such as banks and broker-dealers) through which shares of the fund may be purchased or sold.

Retail Investors americancentury.com/funds/fund_reports.jsp 1-800-345-2021 or 816-531-5575 prospectus@americancentury.com	Financial Professionals americancentury.com/ipro/funds/fund_reports_mf.jsp 1-800-345-6488 advisor_prospectus@americancentury.com
This summary prospectus incorporates by reference the fund’s prospectus and statement of additional information (SAI), each dated October 1, 2009, as well as the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated May 31, 2009. The fund's SAI and annual report may be obtained, free of charge, in the same manner as the prospectus.

Investment Objective

The fund seeks safety of principal and high current income that is exempt from federal income tax.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor
Maximum Account Maintenance Fee	$25(1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Investor
Management Fee	0.49%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.53%

1	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$54	$170	$297	$665

Principal Investments, Principal Risks and Performance

The fund is a money market fund and invests in municipal money market securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s assets in cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. These securities may be issued by cities, counties and other municipalities, and U.S. territories. A high-quality debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality.

The portfolio managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund’s assets may be invested in these securities.

The fund’s principal risks include

•
Low Interest – Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

•
Municipal Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Interest Rate, Credit and Liquidity Risks – All investments carry risks to some degree. However, the fund's investment parameters are designed to reduce the effects of changes in interest rates, to minimize credit risks and to reduce the effect on the fund of a default of any one issuer. For more information regarding interest rate, credit and liquidity risk, see Objectives, Strategies and Risks in the prospectus.

•
Principal Loss – An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(4Q 2000): 1.01%

Lowest Performance Quarter
(3Q 2003): 0.14%

As of June 30, 2009, the most recent
calendar quarter end, the fund’s
Investor Class year-to-date
 return was 0.33%.

For the calendar year ended December 31, 2008	1 year	5 years	10 years	Inception Date
Investor Class	2.20%	2.30%	2.27%	07/31/1984

Investment Advisor

American Century Investment Management, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts and fee based accounts do not have a minimum purchase amount. The minimum initial amount for Coverdell Education Savings Accounts (CESA) is $2,000 unless the account is opened through a financial intermediary. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal income tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SUM-66323    0910

Summary Prospectus October 1, 2009 American Century Investments® New York Tax-Free Fund
Investor Class: ANYIX A Class: ANYAX	C Class: ANTCX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at the web addresses listed below. You can also get this information at no cost by calling or sending an email request. The fund’s prospectus and other information are also available from financial intermediaries (such as banks and broker-dealers) through which shares of the fund may be purchased or sold.

Retail Investors americancentury.com/funds/fund_reports.jsp 1-800-345-2021 or 816-531-5575 prospectus@americancentury.com	Financial Professionals americancentury.com/ipro/funds/fund_reports_mf.jsp 1-800-345-6488 advisor_prospectus@americancentury.com
This summary prospectus incorporates by reference the fund’s prospectus and statement of additional information (SAI), each dated October 1, 2009, as well as the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated May 31, 2009. The fund's SAI and annual report may be obtained, free of charge, in the same manner as the prospectus.

Investment Objective

The fund seeks to maximize total return through high current income that is exempt from federal and New York state and local income taxes.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges on page 51 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or the redemption proceeds for A and C Class shares)	None	None(1)	1.00%
Maximum Account Maintenance Fee	$25(2)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	A	C
Management Fee	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.91%	1.66%

1	Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Investor Class	$68	$212
A Class	$539	$728
C Class	$169	$524

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund was not in operation during the most recent fiscal year, its historical turnover is not presented.

Principal Investments, Principal Risks and Performance

The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s assets in debt securities with interest payments exempt from federal and New York state and local income taxes. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Details of the fund’s credit quality standards are described in the statement of additional information. The fund is permitted to invest up to 20% of its assets in below investment-grade securities. Under normal market conditions, the fund will maintain a weighted average maturity of more than ten years.

The fund’s principal risks include

•
New York Economic Risk – The fund will be sensitive to events that affect New York’s economy. Significant political or economic developments in New York will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in New York municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

•
Municipal Securities Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Loss of Tax Exemptions Risk –There is no guarantee that all of the fund’s income will be exempt from federal or state or local income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Board of Trustees has requested that the following matter be submitted to shareholders of the fund for approval at a Special Meeting of Shareholders to be held on November 12, 2009. The record date for the meeting is September 26, 2009. If you own shares of the fund as of the close of business on that date, you will be entitled to vote at the Special Meeting. Proxy materials containing more information about this proposal are expected to be sent to shareholders on or about October 19, 2009. The proposal will become effective immediately upon shareholder approval. Shareholders of the fund will be asked to consider and act upon a proposal to change the fund from diversified to non-diversified.

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information will indicate the volatility of the fund’s historical returns from year to year. For current performance information, including yields, please call us or visit americancentury.com.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Steven M. Permut (Macro Strategy Team Representative), Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2009 and has served on teams managing fixed-income investments since joining the advisor in 1987.

Alan Kruss, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2009 and has served on teams managing fixed-income investments since joining the advisor in 1997.

Joseph Gotelli, Portfolio Manager, has shared primary responsibility for the management of the fund since 2009 and has served on teams managing fixed-income investments since joining the advisor in 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts and fee based accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts (CESA) is $5,000 unless the account is opened through a financial intermediary. To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund's minimum. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs or 403(b) custodial accounts.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal and New York state and local income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax, New York state or local income tax and/or the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SUM-66321    0910